October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniVest Fund, Inc. (MVF)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 7.3%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,765	$ 5,132,336
Series A, 5.25%, 05/01/56	1,925	2,005,808
Series F, 5.50%, 11/01/53	1,590	1,680,409
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,060	1,116,878
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,145	1,237,617
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	5,325	5,165,872
Series B, AMT, 4.75%, 12/01/54	2,140	1,997,370
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	945	1,023,549
Southeast Energy Authority A Cooperative District, RB, Series A-2, 5.31%, 01/01/53(a)	9,645	10,121,758
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,610	1,620,428
		31,102,025
Arizona — 1.1%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.38%, 07/01/50	2,500	2,471,985
Series G, 5.00%, 07/01/47	715	681,137
City of Mesa Arizona Utility System Revenue, RB, (AGM), 4.50%, 07/01/49	830	832,005
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(b)	700	681,724
		4,666,851
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	810	826,739
California — 4.3%
California Community Choice Financing Authority, RB, Series B-2, Sustainability Bonds, 3.67%, 02/01/52(a)	3,500	3,296,946
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	715	709,454
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	4,395	3,284,620
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	2,170	1,736,000
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	2,735	2,570,954
Poway Unified School District, Refunding GO, 0.00%, 08/01/46(c)	10,000	3,947,976
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/51	2,880	2,595,809
		18,141,759
Colorado — 1.2%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	1,025	1,016,195
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	1,800	1,813,490
Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	$395	$ 416,311
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	2,000	2,007,738
		5,253,734
District of Columbia — 1.2%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	5,195	5,120,242
Florida — 8.7%
Celebration Pointe Community Development District No. 1, SAB(d)(e)
5.00%, 05/01/32	720	576,000
5.00%, 05/01/48	2,160	1,728,000
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	3,370	3,655,909
Collier County Health Facilities Authority, RB, 4.00%, 05/01/52	2,115	1,790,896
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, Convertible, 4.00%, 09/01/51	3,300	2,941,215
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/38	1,800	1,927,755
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	3,560	3,544,289
AMT, (AGM), 5.25%, 07/01/47	800	795,879
Florida Housing Finance Corp., RB, S/F Housing
Series 5, (FHLMC, FNMA, GNMA), 5.00%, 07/01/50	2,585	2,633,125
Series 5, (FHLMC, FNMA, GNMA), 5.05%, 01/01/56	1,665	1,683,407
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	100	100,981
5.25%, 05/01/37	470	477,580
5.38%, 05/01/47	770	774,129
6.30%, 05/01/54	405	427,332
Lee County Industrial Development Authority, RB
Series B-2, 4.38%, 11/15/29	1,020	1,025,260
Series B-3, 4.13%, 11/15/29	1,060	1,065,478
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	8,900	8,907,326
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	2,000	1,758,721
Sarasota County Health Facilities Authority, RB, 5.00%, 05/15/48	605	569,820
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (BAM-TCRS), 3.00%, 07/01/51	1,000	726,591
		37,109,693
Georgia — 2.9%
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	1,820	1,829,809
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	375	246,037
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	4,130	4,378,402
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.56%, 12/01/53(a)	5,565	5,763,747
		12,217,995
Illinois — 13.1%
Chicago Board of Education, GO
Series A, 6.25%, 12/01/50	1,890	1,975,719

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, GO (continued)
Series C, 5.25%, 12/01/35	$945	$ 944,983
Series D, 5.00%, 12/01/46	3,570	3,239,349
Series H, 5.00%, 12/01/36	865	860,309
Chicago Board of Education, Refunding GO
Series B, 12/01/43(f)	550	573,328
Series G, 5.00%, 12/01/34	865	865,021
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 4.50%, 01/01/48	7,000	6,813,660
Class A, AMT, Senior Lien, 4.63%, 01/01/53	3,300	3,220,919
Class A, AMT, Senior Lien, (AGM), 5.50%, 01/01/53	6,900	7,168,110
Series B, Senior Lien, 4.50%, 01/01/56	4,760	4,575,292
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(g)	1,495	1,521,121
Series C, 4.00%, 02/15/41	5	4,869
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	985	1,022,517
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	8,710	8,717,781
Series A, 5.00%, 01/01/45	1,000	1,035,100
Series A, 4.00%, 01/01/46	1,500	1,389,238
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(c)	8,755	1,946,222
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/47(c)	8,000	2,908,202
State of Illinois, GO, Series D, 5.00%, 11/01/27	6,965	7,244,077
		56,025,817
Indiana — 0.4%
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	1,160	1,251,494
Series C, 5.25%, 10/01/47	400	430,376
		1,681,870
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	850	796,224
Kansas — 0.4%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	1,530	1,507,626
Kentucky — 0.5%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	1,965	2,134,449
Maryland — 0.9%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	545	548,335
Maryland Community Development Administration, Refunding RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/49	2,155	2,146,617
Maryland Stadium Authority, RB, 5.00%, 06/01/54	1,050	1,092,394
		3,787,346
Massachusetts — 1.1%
Commonwealth of Massachusetts, GOL, Series E, 5.00%, 11/01/49	3,790	3,953,850
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	815	792,915
		4,746,765
Security	Par (000)	Value
Michigan — 1.6%
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	$1,420	$ 1,488,032
Michigan Finance Authority, Refunding RB
4.00%, 09/01/46	1,200	1,064,244
4.00%, 11/15/46	2,640	2,429,593
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,775	1,776,924
		6,758,793
Minnesota — 0.9%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	695	655,808
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	2,880	3,065,936
		3,721,744
Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 04/01/45	2,625	2,465,497
Series A, 5.25%, 02/01/54	665	659,619
		3,125,116
Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series B-2, 3.60%, 12/01/47	305	270,054
Nebraska — 0.3%
Nebraska Investment Finance Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 09/01/51	1,450	1,453,836
New Hampshire — 3.1%
National Finance Authority Affordable Housing Certificates, RB, Series 2024-1, Class A, 4.15%, 10/20/40	4,635	4,624,325
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.09%, 01/20/41(a)	677	674,022
Series A, Sustainability Bonds, 5.50%, 06/01/55	4,130	4,344,633
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	1,015	1,059,619
Series 2025, Subordinate, 5.15%, 09/28/37	1,545	1,562,803
Series 2, Sustainability Bonds, 4.25%, 07/20/41	1,099	1,096,016
		13,361,418
New Jersey — 7.6%
New Jersey Economic Development Authority, ARB, Series A, AMT, 5.63%, 11/15/30	1,530	1,530,009
New Jersey Economic Development Authority, RB
AMT, 5.13%, 01/01/34	1,050	1,051,788
AMT, 5.38%, 01/01/43	10,000	10,008,947
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,500	2,304,281
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	470	467,292
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	1,600	1,589,224
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,615	2,594,425
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, 5.10%, 10/01/50	2,245	2,314,733
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.25%, 06/15/41	780	780,586
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(c)	$7,260	$ 4,392,161
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	1,960	2,107,663
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	3,000	2,967,682
Sub-Series B, 5.00%, 06/01/46	450	438,137
		32,546,928
New York — 10.7%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	2,060	2,061,864
City of New York, GO
Series D, 4.00%, 04/01/50	2,525	2,330,947
Series G-1, 5.25%, 02/01/53	370	394,283
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,435	3,662,787
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A-1, Subordinate, 5.25%, 05/01/52	1,460	1,561,660
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	3,500	3,257,590
Series A, 6.25%, 06/01/41(b)	3,045	2,930,025
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	1,145	1,145,211
Series A, Sustainability Bonds, 3.00%, 11/15/51	415	299,885
New York State Thruway Authority, RB, Sustainability Bonds, 4.13%, 03/15/56	3,325	3,118,518
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	905	950,290
New York Transportation Development Corp., RB
5.38%, 06/30/60	9,950	10,148,999
AMT, 5.00%, 10/01/35	1,975	2,065,995
AMT, 4.00%, 04/30/53	1,175	1,004,352
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	4,080	4,153,365
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	2,770	2,628,893
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	1,789,971
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,740	2,314,639
		45,819,274
North Dakota — 0.4%
City of Grand Forks North Dakota, RB
Series A, (AGM), 5.00%, 12/01/48	640	658,648
Series A, (AGM), 5.00%, 12/01/53	1,125	1,150,178
		1,808,826
Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,605	3,021,131
State of Ohio, Refunding RB, Series A, (BAM-TCRS), 4.00%, 01/15/50	4,420	3,889,561
		6,910,692
Oklahoma — 1.6%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,625	1,631,345
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	4,070	4,340,601
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/35	885	1,020,581
		6,992,527
Security	Par (000)	Value
Pennsylvania — 13.3%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	$1,330	$ 1,396,189
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	4,120	4,207,819
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGM), 5.25%, 09/01/54	5,540	5,927,642
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	2,785	2,814,612
Geisinger Authority, Refunding RB
4.00%, 04/01/50	5,000	4,518,730
Series A-1, 4.00%, 02/15/47	5,670	5,183,097
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	1,000	991,791
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	4,000	3,534,005
Class B, 5.00%, 05/01/57	5,000	5,034,759
Series B, (BAM-TCRS), 4.00%, 05/01/52	4,585	4,048,276
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	1,095	1,095,416
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	4,170	4,170,010
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	2,565	2,571,290
AMT, 5.50%, 06/30/43	985	1,028,266
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.45%, 04/01/51	6,555	6,871,350
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	2,440	2,524,070
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	710	757,041
		56,674,363
Puerto Rico — 5.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,038	1,926,933
Series A-1, Restructured, 5.00%, 07/01/58	11,530	11,198,405
Series A-2, Restructured, 4.78%, 07/01/58	3,133	2,946,262
Series A-2, Restructured, 4.33%, 07/01/40	3,729	3,615,246
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,265	1,832,391
		21,519,237
South Carolina — 1.8%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,235	3,529,025
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/46	3,810	3,969,131
		7,498,156
Tennessee — 1.9%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 4.00%, 10/01/54	5,365	4,979,987

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	$2,010	$ 2,125,945
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	1,125	1,198,390
		8,304,322
Texas — 11.0%
Alamo Heights Independent School District, GO, (PSF), 4.00%, 02/01/51	2,415	2,265,388
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	790	395,000
7.88%, 11/01/62	685	411,000
Aubrey Independent School District, GO, (PSF), 4.00%, 02/15/52	1,500	1,404,814
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/34	2,080	2,081,967
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	1,170	1,233,718
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	600	646,744
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	2,615	2,789,835
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	1,750	1,750,011
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	2,000	1,873,814
County of Harris Texas, GOL, 4.00%, 09/15/49	3,480	3,308,965
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	1,600	1,494,035
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	2,795	2,672,682
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/54	850	787,604
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	665	669,619
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	1,245	1,330,078
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	3,070	3,164,341
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	3,250	3,250,339
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,740	6,267,460
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/53	3,300	3,091,391
Ysleta Independent School District, GO, (PSF), 4.25%, 08/15/56	6,420	6,188,192
		47,076,997
Utah — 1.1%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	270	272,736
County of Utah, RB, Series B, 4.00%, 05/15/47	2,650	2,484,642
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	1,175	1,265,702
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	415	446,700
		4,469,780
Security	Par (000)	Value
Virginia — 2.3%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	$724	$ 723,060
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(h)	1,739	1,534,349
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,290	2,757,036
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/52	2,420	2,380,233
AMT, 5.00%, 12/31/56	2,555	2,487,211
		9,881,889
Washington — 2.3%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 3.45%, 01/01/40(a)	1,325	1,312,412
Washington Health Care Facilities Authority, Refunding RB
4.00%, 09/01/50	2,000	1,812,790
Series A, 5.00%, 08/01/44	1,750	1,773,574
Series A, 5.50%, 09/01/55	335	355,773
Washington State Housing Finance Commission, RB, M/F Housing(a)
Series A-1, 0.00%, 11/20/41	2,032	1,955,184
Series 2, Class 1, Sustainability Bonds, 4.08%, 03/01/50	1,768	1,729,481
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	425	430,399
Series A, 5.00%, 07/01/48	400	397,591
		9,767,204
Wisconsin — 2.7%
Public Finance Authority, RB
Series A, 5.00%, 06/01/36(b)	200	184,759
Series A, 5.00%, 06/01/51(b)	680	520,599
Series A, 5.00%, 06/01/61(b)	870	640,610
AMT, 5.75%, 06/30/60	205	211,701
AMT, 5.75%, 12/31/65	6,470	6,701,273
AMT, 6.50%, 12/31/65	1,360	1,493,672
Public Finance Authority, Refunding RB
5.25%, 11/15/55	925	937,449
Series B, AMT, 5.00%, 07/01/42	1,000	1,000,180
		11,690,243
Wyoming — 0.5%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	1,690	1,561,311
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	500	506,326
		2,067,637
Total Municipal Bonds — 114.0% (Cost: $478,586,463)		486,838,171
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Colorado — 2.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 4.13%, 11/15/47	10,300	9,534,711
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia — 5.0%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/50	$12,097	$ 12,474,986
Series A, AMT, 5.50%, 10/01/55	8,340	8,984,818
		21,459,804
Florida — 2.4%
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	9,830	10,469,783
Massachusetts — 5.6%
Commonwealth of Massachusetts, GO, Series 2024, 5.00%, 12/01/51	16,200	17,054,124
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 04/01/55	6,620	6,963,855
		24,017,979
Minnesota — 2.0%
Minneapolis-St. Paul Metropolitan Airports Commission, ARB, AMT, 5.25%, 01/01/49	8,110	8,492,893
Missouri — 2.1%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53(j)	10,000	8,811,516
New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/55	7,380	7,649,706
New York — 17.1%
New York City Municipal Water Finance Authority, RB, Series AA, Subordinate, 5.00%, 06/15/51(j)	6,135	6,445,644
New York City Ny Hsg Dev Corp, 5.00%, 11/01/55	4,200	4,261,484
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.25%, 05/01/55	7,173	7,654,411
Series H-1, Subordinate, 5.00%, 11/01/50	6,060	6,333,967
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/63	6,627	6,951,149
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	10,000	10,048,629
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	10,572	10,033,226
Series A, 4.50%, 05/15/63	16,736	16,580,857
Series A-1, 4.13%, 05/15/64	5,150	4,726,023
		73,035,390
Oregon — 2.8%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/45	10,560	11,146,069
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, 4.95%, 07/01/30	600	605,546
		11,751,615
Pennsylvania — 4.5%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	8,052	8,441,689
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	10,005	10,598,370
		19,040,059
Security	Par (000)	Value
South Carolina — 5.1%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	$19,995	$ 21,746,973
Texas — 2.1%
Harris County Health Facilities Development Corp., Refunding RB, Series B, 5.75%, 07/01/27	8,925	9,172,467
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 52.7% (Cost: $219,681,054)		225,182,896
Total Long-Term Investments — 166.7% (Cost: $698,267,517)		712,021,067

	Shares
Short-Term Securities
	Money Market Funds — 2.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(k)(l)	12,081,056	12,082,264
	Total Short-Term Securities — 2.9% (Cost: $12,082,264)	12,082,264
	Total Investments — 169.6% (Cost: $710,349,781)	724,103,331
	Other Assets Less Liabilities — 2.0%	8,400,482
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (35.6)%	(151,838,739)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (36.0)%	(153,600,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 427,065,074

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between December 15, 2032 to June 1, 2046, is $9,963,489.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniVest Fund, Inc. (MVF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,829,086	$ 4,253,178 (a)	$ —	$ —	$ —	$ 12,082,264	12,081,056	$ 36,047	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 486,838,171	$ —	$ 486,838,171
Municipal Bonds Transferred to Tender Option Bond Trusts	—	225,182,896	—	225,182,896
Short-Term Securities
Money Market Funds	12,082,264	—	—	12,082,264
	$12,082,264	$712,021,067	$—	$724,103,331
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(151,126,558)	$—	$(151,126,558)
VMTP Shares at Liquidation Value	—	(153,600,000)	—	(153,600,000)
	$—	$(304,726,558)	$—	$(304,726,558)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniVest Fund, Inc. (MVF)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation